Asbestos - Summary of Net Unfunded AFFA Liability, Net of Tax 2 (Detail) $ in Millions, $ in Millions	3 Months Ended			12 Months Ended				60 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 AUD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 AUD ($)
Asbestos Claims [Line Items]
Translation of payments at exchange rate, number of days prior to payment date				5 days	5 days
Payment to fund				$ 103.0		$ 102.2	$ 91.1	$ 472.1	$ 595.3
Net cash provided by operating activities	$ 295.0	$ 292.1	$ 260.4	287.6
Adjustment to Net Cash Provided by (Used in) Operating Activities				0.8
Asbestos Liability
Asbestos Claims [Line Items]
Asbestos claims paid				107.6	$ 147.5
Net Unfunded AFFA Liability
Asbestos Claims [Line Items]
Payment received in accordance with AFFA				$ 103.0	$ 138.4
AICF Funding
Asbestos Claims [Line Items]
Maximum percentage of Free Cash Flow contributed to AICF (as percent)				35.00%	35.00%
Net cash provided by operating activities				$ 288.4